Acquisitions and Divestitures (Policies)	12 Months Ended
Dec. 31, 2013
Acquisitions And Divestitures [Abstract]
Business Combinations Policy

Acquisitions

The Company accounts for all transactions that represent business combinations using the acquisition method of accounting, where the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquired entity are recognized and measured at their fair values on the date the Company obtains control in the acquiree.  Such fair values that are not finalized for reporting periods following the acquisition date are estimated and recorded as provisional amounts.  Adjustments to these provisional amounts during the measurement period (defined as the date through which all information required to identify and measure the consideration transferred, the assets acquired, the liabilities assumed and any noncontrolling interests has been obtained, limited to one year from the acquisition date) are recorded as of the date of acquisition.  Any material impact to comparative information for periods after acquisition, but before the period in which adjustments are identified, is reflected in those prior periods as if the adjustments were considered as of the acquisition date. Goodwill is determined as the excess of the fair value of the consideration conveyed in the acquisition over the fair value of the net assets acquired.